Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts [Member]
Valuation and qualifying accounts
Balance at Beginning of Year	$ 1,808	$ 1,639	$ 2,081
Additions	1,044	924	1,216
Deductions, Recoveries & Other	(693)	(755)	(1,658)
Balance at Ending of Year	2,159	1,808	1,639
Tax valuation allowance [Member]
Valuation and qualifying accounts
Balance at Beginning of Year	7,335	6,073	3,378
Additions	8,831	3,213	3,649
Deductions, Recoveries & Other	(4,327)	(1,951)	(954)
Balance at Ending of Year	$ 11,839	$ 7,335	$ 6,073